Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 14, 2022
Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 14, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2022
Prospectus Date	rr_ProspectusDate	Mar. 15, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A